STATEMENTS OF COMPREHENSIVE INCOME - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Net income	R$ 4,311,984	R$ 3,153,881	R$ 2,837,422
Item that will not be reclassified to profit or loss in subsequent periods:
Pension plans and other post-employment benefits	(1,024)	1,558	806
Deferred taxes	348	(529)	(275)
Total comprehensive income for the year	R$ 4,311,308	R$ 3,154,910	R$ 2,837,953